Segment and Revenue by Geography and by Major Customer - Summary of Geographic Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 70,684	$ 56,910	$ 60,041
Israel
Geographic Areas Revenues From External Customers [Line Items]
Revenues	1,670	1,028	1,470
China
Geographic Areas Revenues From External Customers [Line Items]
Revenues	15,574	11,989	7,268
Hong Kong
Geographic Areas Revenues From External Customers [Line Items]
Revenues	13,964	9,780	11,267
United States
Geographic Areas Revenues From External Customers [Line Items]
Revenues	10,842	7,969	12,189
Mexico
Geographic Areas Revenues From External Customers [Line Items]
Revenues	2,381	7,708	9,065
Japan
Geographic Areas Revenues From External Customers [Line Items]
Revenues	7,669	6,802	8,895
Other
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 18,584	$ 11,634	$ 9,887